Impairment Charges and Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Impaired Assets
Impairments are detailed as follows:

	2017
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	—	—	—	—	2	—	2
Intangible assets with finite useful life and other assets	11	—	—	11	—	(2)	9
	11	—	—	11	2	(2)	11

	2016
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	2	—	(3)	(1)	4	—	3

Goodwill Fair Value Assumptions
The Corporation applied the income approach in determining fair value less cost of disposal and used the following key assumptions (level 2 inputs):

TISSUE PAPERS
Discounting rate	9.75%
Terminal exchange rate (CA$/US$)	$1.25
Terminal shipments	673,000 s.t.

Restructuring and Related Costs	Restructuring costs (gains) are detailed as follows:

(in millions of Canadian dollars)	2017	2016
Containerboard	2	(1)
Boxboard Europe	1	2
Specialty Products	—	1
Tissue Papers	2	7
Corporate Activities	1	—
	6	9